INVENTORIES - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Inventory write-downs	$ 25,902	$ 1,668	$ 0
Inventories	188,582	265,190
Asset Pledged as Collateral | Other Short Term Financing Arrangements
INVENTORIES
Inventories	$ 1,243	$ 0